STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

February 28, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Capital Goods - 6.5%
Fastenal Co.	154,500		7,966,020
Hexcel Corp.	99,400	[a]	7,251,230
The Toro Company	65,000		7,178,600
			22,395,850
Commercial & Professional Services - 2.4%
Copart, Inc.	115,800	[b]	8,159,268
Consumer Durables & Apparel - 2.4%
NIKE, Inc., Cl. B	69,100		8,208,389
Consumer Services - 4.2%
Booking Holdings, Inc.	2,900	[b]	7,319,600
McDonald's Corp.	27,400		7,231,134
			14,550,734
Diversified Financials - 2.2%
Moody's Corp.	25,900		7,514,885
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	14,200		6,875,356
Health Care Equipment & Services - 9.4%
Align Technology, Inc.	11,500	[b]	3,559,250
Edwards Lifesciences Corp.	94,500	[b]	7,601,580
Intuitive Surgical, Inc.	27,700	[b]	6,354,103
ResMed, Inc.	35,500		7,561,500
Stryker Corp.	27,400		7,202,912
			32,279,345
Household & Personal Products - 2.0%
The Estee Lauder Companies, Inc., Cl. A	29,000		7,048,450
Materials - 6.0%
Ecolab, Inc.	42,000		6,693,540
FMC Corp.	52,000		6,715,800
Linde PLC	21,100		7,350,607
			20,759,947
Media & Entertainment - 6.8%
Alphabet, Inc., Cl. C	143,320	[b]	12,941,796
Netflix, Inc.	10,700	[b]	3,446,791
The Walt Disney Company	71,100	[b]	7,082,271
			23,470,858
Pharmaceuticals Biotechnology & Life Sciences - 9.3%
Eli Lilly & Co.	19,600		6,099,912
Illumina, Inc.	20,000	[b]	3,984,000
Mettler-Toledo International, Inc.	4,200	[b]	6,021,582

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.3% (continued)
Waters Corp.		20,500	[b]	6,373,245
West Pharmaceutical Services, Inc.		29,900		9,479,197
				31,957,936
Retailing - 8.2%
Dollar General Corp.		28,600		6,186,180
O'Reilly Automotive, Inc.		9,700	[b]	8,051,970
The TJX Companies, Inc.		92,400		7,077,840
Tractor Supply Co.		30,500		7,114,430
				28,430,420
Semiconductors & Semiconductor Equipment - 2.0%
Texas Instruments, Inc.		41,300		7,080,885
Software & Services - 23.6%
Adobe, Inc.		23,700	[b]	7,677,616
Ansys, Inc.		27,600	[b]	8,379,636
Automatic Data Processing, Inc.		24,500		5,385,590
Cognizant Technology Solutions Corp., Cl. A		109,700		6,870,511
Fortinet, Inc.		98,700	[b]	5,866,728
Jack Henry & Associates, Inc.		40,300		6,618,872
Manhattan Associates, Inc.		49,600	[b]	7,130,000
Mastercard, Inc., Cl. A		28,700		10,196,823
Microsoft Corp.		56,800		14,167,056
Paychex, Inc.		47,100		5,199,840
PayPal Holdings, Inc.		54,900	[b]	4,040,640
				81,533,312
Technology Hardware & Equipment - 9.2%
Amphenol Corp., Cl. A		102,200		7,922,544
Cisco Systems, Inc.		152,200		7,369,524
Cognex Corp.		146,000		6,923,320
IPG Photonics Corp.		50,300	[b]	6,198,972
TE Connectivity Ltd.		27,300		3,475,836
				31,890,196
Transportation - 2.4%
Old Dominion Freight Line, Inc.		24,200		8,210,092
Total Common Stocks (cost $177,123,169)				340,365,923
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,317,058)	4.65	1,317,058	[c]	1,317,058
Total Investments (cost $178,440,227)		99.0%		341,682,981

Cash and Receivables (Net)	1.0%	3,416,977
Net Assets	100.0%	345,099,958

a Security, or portion thereof, on loan. At February 28, 2023, the value of the fund’s securities on loan was $953,165 and the value of the collateral was $997,779, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

February 28, 2023 (Unaudited)

The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	340,365,923	-	-	340,365,923
Investment Companies	1,317,058	-	-	1,317,058

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2023, accumulated net unrealized appreciation on investments was $163,242,754, consisting of $179,076,771 gross unrealized appreciation and $15,834,017 gross unrealized depreciation.

At February 28, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.